Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,264,000
Previously Paid Amount	0.00
Total Fee Amount	174.56
Total Offset Amount	0.00
Net Fee	174.56
Narrative - Max Aggregate Offering Price	$ 1,264,000
Final Prospectus	true